Summary Of Significant Accounting Policies (Restricted Stock And Options To Purchase Shares Of Common Stock Excluded From Calculation Of Diluted Earnings Per Share) (Details) In Millions	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Summary Of Significant Accounting Policies
Anti-dilutive restricted stock and options	1.2	3.3	8.2